PORTFOLIO OF INVESTMENTS – as of March 31, 2020 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks – 94.6% of Net Assets
	Air Freight & Logistics – 0.8%
11,325	FedEx Corp.	$1,373,269

	Auto Components – 1.3%
36,700	Aptiv PLC	1,807,108
64,266	Delphi Technologies PLC(a)	517,341

		2,324,449

	Automobiles – 3.1%
365,000	Fiat Chrysler Automobiles NV	2,624,350
151,900	General Motors Co.	3,156,482

		5,780,832

	Banks – 8.6%
312,600	Bank of America Corp.	6,636,498
138,100	Citigroup, Inc.	5,816,772
118,745	Wells Fargo & Co.	3,407,981

		15,861,251

	Beverages – 2.3%
29,900	Constellation Brands, Inc., Class A	4,286,464

	Biotechnology – 2.2%
8,480	Regeneron Pharmaceuticals, Inc.(a)	4,140,699

	Capital Markets – 13.5%
103,800	Bank of New York Mellon Corp. (The)	3,495,984
155,900	Charles Schwab Corp. (The)	5,241,358
19,865	Goldman Sachs Group, Inc. (The)	3,070,930
20,535	Moody’s Corp.	4,343,153
14,440	S&P Global, Inc.	3,538,522
97,000	State Street Corp.	5,167,190

		24,857,137

	Consumer Finance – 6.4%
264,100	Ally Financial, Inc.	3,810,963
36,244	American Express Co.	3,102,849
98,905	Capital One Financial Corp.	4,986,790

		11,900,602

	Electronic Equipment, Instruments & Components – 2.5%
73,300	TE Connectivity Ltd.	4,616,434

	Entertainment – 3.6%
17,765	Netflix, Inc.(a)	6,670,757

	Health Care Providers & Services – 5.7%
65,485	CVS Health Corp.	3,885,225
30,407	HCA Healthcare, Inc.	2,732,069

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
12,365	Humana, Inc.	$3,882,857

		10,500,151

	Hotels, Restaurants & Leisure – 2.7%
46,645	Hilton Worldwide Holdings, Inc.	3,183,055
158,400	MGM Resorts International	1,869,120

		5,052,175

	Industrial Conglomerates – 1.9%
440,800	General Electric Co.	3,499,952

	Insurance – 2.0%
148,895	American International Group, Inc.	3,610,704

	Interactive Media & Services – 8.3%
6,285	Alphabet, Inc., Class A(a)	7,302,856
32,890	Facebook, Inc., Class A(a)	5,486,052
28,736	Match Group, Inc.(a)	1,897,725
39,541	Pinterest, Inc., Class A(a)	610,513

		15,297,146

	Internet & Direct Marketing Retail – 4.6%
3,485	Booking Holdings, Inc.(a)	4,688,440
86,011	eBay, Inc.	2,585,491
199,200	Qurate Retail, Inc., Class A(a)	1,216,116

		8,490,047

	IT Services – 6.6%
14,420	Automatic Data Processing, Inc.	1,970,926
175,300	DXC Technology Co.	2,287,665
30,165	Gartner, Inc.(a)	3,003,529
9,790	MasterCard, Inc., Class A	2,364,872
15,905	Visa, Inc., Class A	2,562,614

		12,189,606

	Machinery – 6.0%
28,981	Caterpillar, Inc.	3,362,956
26,560	Cummins, Inc.	3,594,099
32,155	Parker-Hannifin Corp.	4,171,468

		11,128,523

	Media – 5.3%
9,345	Charter Communications, Inc., Class A(a)	4,077,317
165,000	Comcast Corp., Class A	5,672,700

		9,750,017

	Oil, Gas & Consumable Fuels – 3.1%
188,500	Apache Corp.	787,930
44,800	Concho Resources, Inc.	1,919,680
41,000	Diamondback Energy, Inc.	1,074,200
54,424	EOG Resources, Inc.	1,954,910

		5,736,720

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 2.6%
44,900	Intel Corp.	$2,429,988
24,400	Texas Instruments, Inc.	2,438,292

		4,868,280

	Software – 0.7%
10,398	Workday, Inc., Class A(a)	1,354,028

	Technology Hardware, Storage & Peripherals – 0.8%
5,795	Apple, Inc.	1,473,611

	Total Common Stocks (Identified Cost $210,674,271)	174,762,854

Principal Amount
Short-Term Investments – 5.4%
$10,009,463	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2020 at 0.000% to be repurchased at $10,009,463 on 4/01/2020 collateralized by $9,580,000 U.S Treasury Note, 2.500% due 3/31/2023 valued at $10,212,060 including accrued interest(b) (Identified Cost $10,009,463)	10,009,463

	Total Investments – 100.0% (Identified Cost $220,683,734)	184,772,317
	Other assets less liabilities – (0.0)%	(29,479)

	Net Assets – 100.0%	$184,742,838

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$174,762,854	$—	$—	$174,762,854
Short-Term Investments	—	10,009,463	—	10,009,463

Total	$174,762,854	$10,009,463	$—	$184,772,317

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2020 (Unaudited)

Capital Markets	13.5%
Banks	8.6
Interactive Media & Services	8.3
IT Services	6.6
Consumer Finance	6.4
Machinery	6.0
Health Care Providers & Services	5.7
Media	5.3
Internet & Direct Marketing Retail	4.6
Entertainment	3.6
Automobiles	3.1
Oil, Gas & Consumable Fuels	3.1
Hotels, Restaurants & Leisure	2.7
Semiconductors & Semiconductor Equipment	2.6
Electronic Equipment, Instruments & Components	2.5
Beverages	2.3
Biotechnology	2.2
Insurance	2.0
Other Investments, less than 2% each	5.5
Short-Term Investments	5.4

Total Investments	100.0
Other assets less liabilities	(0.0)*

Net Assets	100.0%

*	Less than 0.1%